Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)					$ 0	$ (64)	$ 0
Current State and Local Tax Expense (Benefit)					63	107	35
Current Income Tax Expense (Benefit), Total					63	43	35
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)					21,021	19,748	5,320
Deferred State and Local Income Tax Expense (Benefit)					3,932	2,243	1,264
Deferred Income Tax Expense (Benefit), Total					24,953	21,991	6,584
Income Tax Expense (Benefit)	$ 26,540	$ 12,184	$ 25,436	$ 11,744	$ 25,016	$ 22,034	$ 6,619